Commitments and Contingencies - Schedule of Future Minimum Payments under Non-Cancellable Operating Leases (Detail) ¥ in Thousands	Dec. 31, 2018 CNY (¥)
Leases [Abstract]
2019	¥ 99,133
2020	82,697
2021	26,980
2022	8,633
Total	¥ 217,443